Equipment Notes Receivable (Details Textual) (USD $)	1 Months Ended	0 Months Ended			12 Months Ended
	Dec. 18, 2013	Oct. 15, 2013 Installment	Sep. 27, 2013 Installment	Jun. 28, 2013 Installment	Dec. 31, 2013	Sep. 30, 2013
Equipment Notes Receivable (Textual)
Loan facility	$ 432,000	$ 300,000	$ 3,000,000	$ 150,000
Effective interest rate			23.25%
Periodic payment of principal and interest		12,834	69,577	5,100
Number of monthly installments		29	48	36
Loan facility maturity date	Jan. 31, 2018				Sep. 30, 2017
Loan facility payments			500,000
Advances to Affiliate						2,500,000
SQN AIF IV, GP LLC [Member]
Equipment Notes Receivable (Textual)
Loan facility	432,000
Loan facility maturity date	Jan. 31, 2018
Advances to Affiliate						2,500,000
Manufacturing Equipment [Member]
Equipment Notes Receivable (Textual)
Interest Income, Other					10,807
Manufacturing Equipment [Member] | SQN AIF IV, GP LLC [Member]
Equipment Notes Receivable (Textual)
Loan facility		300,000
Periodic payment of principal and interest		12,834
Number of monthly installments		29
Interest Income, Other					10,807
Medical Equipment [Member]
Equipment Notes Receivable (Textual)
Interest Income, Other					9,988
Medical Equipment [Member] | SQN AIF IV, GP LLC [Member]
Equipment Notes Receivable (Textual)
Loan facility				150,000
Periodic payment of principal and interest				5,100
Number of monthly installments				36
Interest Income, Other					9,988
Mining Equipment [Member]
Equipment Notes Receivable (Textual)
Interest Income, Other					126,292
Mining Equipment [Member] | SQN AIF IV, GP LLC [Member]
Equipment Notes Receivable (Textual)
Loan facility			3,000,000
Effective interest rate			23.25%
Periodic payment of principal and interest			69,577
Number of monthly installments			48
Loan facility payments			500,000
Interest Income, Other					$ 126,292